Financial Instruments (Narrative) (Details)		12 Months Ended
	Jul. 07, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses		$ 139,370	$ 44,579	$ 35,639
Impairment of accounts receivable related to finance lease		0	$ 43,261
Operating line of credit		$ 8,000,000
Lion Truck Body Incorporated [Member]
Disclosure of detailed information about financial instruments [line items]
Term loan, principal outstanding amount	$ 1,500,000
Interest rate per annum	3.75%
Term loan maturity	May 2050
Market risk [Member]
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		0.7389	0.8003
Percentage of change in exchange rate		10.00%
Comprehensive loss due to change in exchange rate		$ 428,000